                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06711

Morgan Stanley Special Growth Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)               (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end:  February 28, 2007

Date of reporting period: May 31, 2006

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY SPECIAL GROWTH FUND
PORTFOLIO OF INVESTMENTS       MAY 31, 2006 (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------

        NUMBER OF
         SHARES                                                                                             VALUE
--------------------------                                                                         -------------------------

                               COMMON STOCKS (99.3%)
                               Advertising/Marketing Services (1.0%)
         20,066                Focus Media Holdings Ltd. (ADR) (Cayman Islands)            *     $                1,267,569
                                                                                                   -------------------------

                               Apparel/Footwear (0.9%)
         18,992                Carter's, Inc.                                              *                      1,109,892
                                                                                                   -------------------------

                               Apparel/Footwear Retail (2.3%)
         38,808                Citi Trends Inc.                                            *                      1,746,748
         36,200                Zumiez Inc.                                                 *                      1,215,958
                                                                                                   -------------------------
                                                                                                                  2,962,706
                                                                                                   -------------------------
                               Biotechnology (4.0%)
         35,755                Gen-Probe Inc.                                              *                      1,930,770
         56,837                Techne Corp.                                                *                      3,107,847
                                                                                                   -------------------------
                                                                                                                  5,038,617
                                                                                                   -------------------------
                               Commercial Printing/Forms (1.1%)
         42,600                VistaPrint Ltd. (Bermuda)                                   *                      1,349,142
                                                                                                   -------------------------

                               Computer Communications (0.9%)
         259,800               3Com Corp.                                                  *                      1,171,698
                                                                                                   -------------------------

                               Construction Materials (1.3%)
         33,860                Texas Industries, Inc.                                                             1,658,124
                                                                                                   -------------------------

                               Electrical Products (1.0%)
         84,400                Spectrum Brands, Inc.                                       *                      1,308,200
                                                                                                   -------------------------

                               Electronic Production Equipment (1.5%)
         68,688                Tessera Technologies, Inc.                                  *                      1,939,749
                                                                                                   -------------------------

                               Financial Publishing/Services (2.5%)
         75,743                Morningstar, Inc.                                           *                      3,195,597
                                                                                                   -------------------------

                               Food Retail (1.0%)
         21,438                Pantry, Inc. (The)                                          *                      1,239,116
                                                                                                   -------------------------

                               Food: Specialty/Candy (0.0%)
          3,877                Rocky Mountain Chocolate Factory, Inc.                                                52,223
                                                                                                   -------------------------

                               Forest Products (0.8%)
         18,100                Deltic Timber Corp.                                                                1,038,940
                                                                                                   -------------------------

                               Home Building (4.0%)
         33,300                Brookfield Homes Corp.                                                             1,185,480
         79,758                Desarrolladora Homex S.A. de C.V. (ADR) (Mexico)            *                      2,598,516
         24,000                Meritage Homes Corp.                                        *                      1,286,160
                                                                                                   -------------------------
                                                                                                                  5,070,156
                                                                                                   -------------------------
                               Home Furnishings (1.8%)
         70,800                Select Comfort Corp.                                        *                      2,319,408
                                                                                                   -------------------------

                               Hotels/Resorts/Cruiselines (1.9%)
         56,095                Gaylord Entertainment Co.                                   *                      2,458,083
                                                                                                   -------------------------

                               Industrial Machinery (1.0%)
         13,510                Middleby Corp.                                              *                      1,206,848
                                                                                                   -------------------------

                               Internet Retail (3.0%)
         84,467                Blue Nile Inc.                                              *                      2,525,563
         27,300                Ctrip.com International Ltd. (ADR) (Cayman Islands)                                1,313,130
                                                                                                   -------------------------
                                                                                                                  3,838,693
                                                                                                   -------------------------
                               Internet Software/Services (4.7%)
         142,604               CNET Networks, Inc.                                         *                      1,249,211
         53,161                Equinix Inc.                                                *                      3,098,223
         13,464                Netease.com Inc. (ADR) (Cayman Islands)                     *                        275,339
         55,800                Websense, Inc.                                              *                      1,235,970
                                                                                                   -------------------------
                                                                                                                  5,858,743
                                                                                                   -------------------------
                               Investment Banks/Brokers (2.9%)
         60,895                Greenhill & Co., Inc.                                                              3,617,163
                                                                                                   -------------------------

                               Investment Trusts/Mutual Funds (1.0%)
         47,596                Macquarie Infrastructure Company Trust                                             1,323,169
                                                                                                   -------------------------

                               Medical Specialties (4.1%)
         30,309                Adams Respitory Therapeutics, Inc.                          *                      1,402,700
         59,639                American Medical System Holdings, Inc.                      *                      1,179,063
         28,395                Flamel Technologies S.A. (ADR) (France)                     *                        553,135
         18,800                Hologic, Inc.                                               *                        742,412
         16,565                IDEXX Laboratories, Inc.                                    *                      1,266,063
                                                                                                   -------------------------
                                                                                                                  5,143,373
                                                                                                   -------------------------

                               Miscellaneous Commercial Services (5.6%)
         55,320                Costar Group, Inc.                                          *                      2,951,322
         94,906                IHS Inc. (Class A)                                          *                      2,557,717
         265,853               SkillSoft PLC (ADR) (Ireland)                               *                      1,523,338
                                                                                                   -------------------------
                                                                                                                  7,032,377
                                                                                                   -------------------------
                               Office Equipment/Supplies (0.9%)
         49,600                ACCO Brands Corp.                                           *                      1,128,896
                                                                                                   -------------------------

                               Oil & Gas Production (4.1%)
         47,400                Delta Petroleum Corp.                                       *                        815,280
         224,631               Gasco Energy Inc                                            *                      1,004,101
         28,700                GMX Resources Inc.                                          *                      1,050,420
         28,318                Quicksilver Resources Inc.                                  *                        993,112
         51,317                Range Resources Corp.                                                              1,329,110
                                                                                                   -------------------------
                                                                                                                  5,192,023
                                                                                                   -------------------------
                               Other Consumer Services (7.7%)
         80,277                Ambassadors Group, Inc.                                                            2,099,244
         25,875                Bankrate, Inc.                                              *                      1,178,606
         37,955                Coinstar, Inc.                                              *                        891,183
         77,189                HouseValues, Inc.                                           *                        685,438
         33,300                Steiner Leisure Ltd.                                        *                      1,388,277
         34,244                Strayer Education, Inc.                                                            3,414,127
                                                                                                   -------------------------
                                                                                                                  9,656,875
                                                                                                   -------------------------
                               Other Transportation (2.0%)
         74,964                Grupo Aeroportuario del Pacifico SA de CV (ADR) (Mexico)                           2,496,301
                                                                                                   -------------------------

                               Packaged Software (1.2%)
         45,721                Blackboard Inc.                                             *                      1,210,692
         56,117                Convera Corp.                                               *                        357,465
                                                                                                   -------------------------
                                                                                                                  1,568,157
                                                                                                   -------------------------
                               Pharmaceuticals: Other (3.0%)
         105,200               Medicis Pharmaceutical Corp. (Class A)                                             3,137,064
         40,800                Noven Pharmaceuticals, Inc.                                 *                        714,816
                                                                                                   -------------------------
                                                                                                                  3,851,880
                                                                                                   -------------------------
                               Precious Metals (0.5%)
         122,800               Aurora Oil & Gas Corp.                                      *                        589,440
                                                                                                   -------------------------

                               Real Estate Development (1.5%)
         23,899                Jones Lang LaSalle, Inc.                                                           1,900,209
                                                                                                   -------------------------

                               Recreational Products (2.0%)
         69,000                Marvel Entertainment, Inc.                                  *                      1,317,900
         46,768                WMS Industries, Inc.                                        *                      1,213,162
                                                                                                   -------------------------
                                                                                                                  2,531,062
                                                                                                   -------------------------
                               Restaurants (7.9%)
         114,140               AFC Enterprises, Inc.                                                              1,545,456
         74,682                BJ'S Restaurants Inc.                                       *                      1,991,022
         33,676                Chipotle Mexican Grill, Inc. (Class A)                      *                      1,945,463
         59,539                Krispy Kreme Doughnuts, Inc.                                *                        561,453
         59,514                P.F. Chang's China Bistro, Inc.                             *                      2,464,475
         49,923                Peet's Coffee & Tea, Inc.                                   *                      1,447,268
                                                                                                   -------------------------
                                                                                                                  9,955,137
                                                                                                   -------------------------
                               Services to the Health Industry (6.7%)
         72,438                Advisory Board Co. (The)                                    *                      3,745,045
         52,735                Stericycle, Inc.                                            *                      3,515,842
         66,207                Visicu Inc.                                                 *                      1,227,478
                                                                                                   -------------------------
                                                                                                                  8,488,365
                                                                                                   -------------------------
                               Specialty Stores (3.7%)
         64,545                Build-A-Bear-Workshop, Inc.                                 *                      1,916,986
         82,141                CKX, Inc.                                                   *                      1,031,691
         31,759                Tractor Supply Co.                                          *                      1,766,118
                                                                                                   -------------------------
                                                                                                                  4,714,795
                                                                                                   -------------------------
                               Trucking (2.6%)
         75,514                Landstar System, Inc.                                                              3,336,964
                                                                                                   -------------------------

                               Water Utilities (0.8%)
         60,585                Mueller Water Products Inc. - A                             *                      1,046,909
                                                                                                   -------------------------

                               Wholesale Distributors (3.4%)
         44,148                Beacon Roofing Supply, Inc.                                 *                      1,664,380
         62,172                Pool Corp.                                                                         2,685,209
                                                                                                   -------------------------
                                                                                                                  4,349,589
                                                                                                   -------------------------
                               Wireless Telecommunications (3.0%)
         62,540                First Avenue Networks Inc.                                  *                        862,427
        130,381                SBA Communications Corp.                                    *                      2,984,421
                                                                                                   -------------------------
                                                                                                                  3,846,848
                                                                                                   -------------------------
                               TOTAL COMMON STOCKS
                                 (Cost $115,799,309)                                                            125,853,036
                                                                                                   -------------------------

        PRINCIPAL
        AMOUNT IN
        THOUSANDS                                                                                           VALUE
--------------------------                                                                         -------------------------
                               SHORT-TERM INVESTMENT (1.4%)
                               REPURCHASE AGREEMENT
         $ 1,767               Joint repurchase agreement account 5.02% due 06/01/06
                               (dated 05/31/06; proceeds $1,767,246)(a) (cost $1,767,000)                        1,767,000
                                                                                                   -------------------------

                               TOTAL INVESTMENTS
                               (Cost $117,566,309) (b)                                100.7%                    127,620,036
                               LIABILITIES IN EXCESS OF OTHER ASSETS                   (0.7)                       (903,127)
                                                                                 ----------------  -------------------------
                               NET ASSETS                                             100.0%                   $126,716,909
                                                                                 ================  ========================

                               ---------------------------------------------------------

                      ADR      American Depositary Receipt.
                        *      Non-income producing security.
                       (a)     Collateralized by federal agency and U.S. Treasury obligations.
                       (b)     The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $17,160,305 and the aggregate gross unrealized depreciation is $7,106,578, resulting in net unrealized appreciation of $10,053,727.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Special Growth Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 20, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 20, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
July 20, 2006

                                       3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Special Growth
     Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: July 20, 2006

                                                  /s/ Ronald E. Robison
                                                  Ronald E. Robison
                                                  Principal Executive Officer

                                       4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Special Growth
     Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: July 20, 2006

                                              /s/ Francis Smith
                                              Francis Smith
                                              Principal Financial Officer

                                       5